INCOME TAX - Net deferred tax assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets
Net Operating Loss		$ 31,893
Sec. 195 Start-up Costs	$ 833,875	88,493
Total Deferred Tax Assets	833,875	120,386
Deferred Tax Liability
Unrealized gain on Investment in Trust Account		(1,855)
Total Deferred Tax Assets	833,875	1,855
Less: Valuation allowance	$ (833,875)	$ (118,531)